Introduction, basis of presentation of the interim condensed consolidated financial statements and other information (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure of reclassifications or changes in presentation [abstract]
Basis of presentation of the interim financial statements	Basis of presentation of the interim financial statements
Under Regulation (EC) no. 1606/2002 of the European Parliament and of the Council of 19 July 2002, all companies governed by the law of an EU Member State and whose securities are admitted to trading on a regulated market of any Member State must prepare their consolidated annual accounts for the years beginning on or after 1 January 2005 in accordance with the International Financial Reporting Standards (“IFRSs”) as previously adopted by the European Union (“EU-IFRSs”). In order to adapt the accounting system of Spanish credit institutions to these standards, the Bank of Spain issued Circular 4/2004, of 22 December, on Public and Confidential Financial Reporting Rules and Formats, which was repealed on 1 January 2018 by Bank of Spain Circular 4/2017, of 27 November 2017, and subsequent modifications.
The consolidated annual accounts for 2019 were approved at the board of directors meeting on 27 February 2020 in compliance with International Financial Reporting Standards as adopted by the European Union, taking into account Bank of Spain Circular 4/2017, and subsequent modifications, using the basis of consolidation, accounting policies and measurement bases described in Note 2 to the aforementioned consolidated annual accounts and, accordingly, they presented fairly the Group’s consolidated equity and consolidated financial position at 31 December 2019 and the consolidated results of its operations, and the consolidated cash flows in 2019. The aforementioned consolidated annual accounts, which are included in the Group’s Form 20-F filed with the U.S. Securities and Exchange Commission on 6 March 2020, and these interim financial statements are also in compliance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS-IASB”, and together with EU-IFRS, “IFRS”).
These interim financial statements were prepared and are presented in accordance with International Accounting Standard (IAS 34), Interim Financial Reporting, for the preparation of interim condensed financial statements, in conformity with Article 12 of Royal Decree 1362/2007, and taking into account the requirements of Circular 3/2018, of 28 June, of the Spanish National Securities Market Commission (“CNMV”). The aforementioned interim financial statements were included in the half-year financial report for the first six months of 2020 to be presented by the Group in accordance with the Circular 3/2018.
In accordance with IAS 34, the interim financial statements are intended only to provide an update on the content of the latest consolidated annual accounts authorised for issue, focusing on new activities, events and circumstances occurring during the first six months, and does not duplicate information previously reported in the latest consolidated annual accounts. Consequently, these interim financial statements do not include all the information that would be required for a complete set of consolidated annual accounts prepared in accordance with IFRSs and, accordingly, for a proper comprehension of the information included in these interim financial statements, they should be read together with the Group’s consolidated annual accounts for the year ended 31 December 2019.
Santander Group policies include presenting the interim financial statements for its use in the different markets using the Euro as its presentation currency. The amounts held in other currencies and the balances of entities whose functional currency is not the Euro, have been translated to the presentation currency in accordance with the criteria indicated in Note 2.a to the consolidated annual accounts for 2019. As indicated in that Note, for practical reasons, the balance sheet amount has been converted to the closing exchange rate, the equity to the historical type, and the income and expenses have been converted by applying the average exchange rate of the period; the application of such exchange rate or that corresponding to the date of each transaction does not lead to significant differences in the interim financial statements of the Group.
The accounting policies and methods used in preparing these interim financial statements are the same as those applied in the consolidated annual accounts for 2019, taking into account the standards and interpretations that became applicable during the first six months of 2020, which are detailed below:
- Modification of IFRS conceptual framework: The IFRS Framework, which sets out the fundamental concepts of financial reporting, is amended. The revised Framework includes: a new chapter about measurement; guidance on financial reporting; improved definitions, in particular the definition of liabilities; and clarifications such as management functions, prudence and measurement uncertainty in financial reporting.
- Modification of IAS 1 Presentation of financial statements and IAS 8 Accounting policies, changes in accounting estimates and errors, which use a consistent definition of materiality, for the purpose of making material judgements and deciding on the information to be included in the financial statements.
- Modification of IFRS 3 Business combinations - amendments are introduced. The amendments are intended to assist entities to determine whether a transaction should be accounted for as a business combination or as an asset acquisition. IFRS 3 continues to adopt a market participant’s perspective to determine whether an acquired set of activities and assets is a business. The amendments are mainly due to: clarify the minimum requirements for a business; remove the assessment of whether market participants are capable of replacing any missing elements; add guidance to help entities assess whether an acquired process is substantive; narrow the definitions of a business and of outputs; and introduce an optional fair value concentration test.
The aforementioned amendments to accounting standards and interpretations have not had a significant effect on the Group’s financial statements.
All accounting policies and measurement bases with a material effect on the interim financial statements for 30 June 2020 were applied in their preparation.
By the time of the preparation and authorisation of these interim financial statements, there was the following standard to be adopted by the European Union whose effective date of implementation by the IASB is 1 January 2020.
- Modification of IFRS 16 Leases - amendments are introduced. The amendment provides a practical expedient that permits leases not to assess whether rent concessions that occur as a direct consequence of the COVID-19 pandemic and meet specific conditions are lease modifications and, instead, to account for those rent concessions as if they were not lease modifications. The effective date of entry into force of this amendment is 1 June 2020, allowing early implementation.
No significant effects on the Group's interim financial statements are expected from the future application of the aforementioned amendments to the accounting standard.

Use of critical estimates	Use of critical estimates
The consolidated results and the determination of the consolidated equity are sensitive to the accounting principles and policies, valuation criteria and estimates used by the directors of the Bank in preparing the interim financial statements. The main accounting principles, policies, and valuation criteria are indicated in Note 2 of the consolidated annual accounts of the year 2019, except for those indicated in these interim financial statements due to the rules that have come into effect during the first six months of the year 2020.
The interim financial statements contain estimates made by the senior management of the Bank and of the consolidated entities in order to quantify certain of the assets, liabilities, income, expenses and obligations reported herein. These estimates, which were made on the basis of the best information available, relate mainly to the following:
1.The income tax expense, which, in accordance with IAS 34, is recognised in interim periods based on the best estimate of the weighted average tax rate expected by the Group for the full financial year;
2.The impairment losses on certain assets – Financial assets at fair value through other comprehensive income, financial assets at amortised cost, non-current assets held for sale, investments in subsidiaries, joint ventures and associates, tangible assets and intangible assets;
3.The assumptions used in the calculation of the post-employment benefit liabilities and commitments and other obligations;
4.The useful life of the tangible and intangible assets;
5.The measurement of goodwill impairment arising on consolidation;
6.The calculation of provisions and the consideration of contingent liabilities;
7.The fair value of certain unquoted assets and liabilities;
8.The recoverability of deferred tax assets; and
9.The fair value of the identifiable assets acquired and the liabilities assumed in business combinations in accordance with IFRS3.
To update the above estimates, the Group's management has considered that since March 2020, COVID-19, a new strain of Coronavirus, has spread to many countries, including Spain. This event has resulted the viral outbreak to be classified as a pandemic by the World Health Organization, which significantly affects economic activity worldwide and, as a result, the Group's operations and financial results. While there has been a worsening of the macroeconomic outlook to date, the extent to which COVID-19 will ultimately impact the Group's results will depend on future developments, including actions to contain or treat the disease and mitigate its impact on the economies of the affected countries, which generate uncertainties in the Group’s estimates. For this reason, the Group's management has assessed the current situation according to the best information available, then developing the potential impacts of COVID-19 on the estimates made during the first six months ended 30 June 2020. From the results of this evaluation, the following aspects stand out:
- Estimation of expected credit losses:
Context

The COVID-19 health crisis has been unexpected, unpredictable and severe, but it is estimated to be of a limited temporary nature. The Group's priority in these circumstances has been to look after the health of its employees, customers and shareholders, but also to help reduce the economic impact that the coronavirus pandemic may have. This includes trying to offer the best solutions to help individual customers and businesses.

Conceptually, the phases in managing the effects of COVID-19 have been:
–Identification of customers or groups affected or potentially affected by the pandemic.
–Early relief of temporary financial difficulties caused by COVID-19 through measures promoted by governments, central banks, and financial institutions.
–Monitoring the evolution of customers, to ensure that they continue to be provided with the best solution for their situation, and also to guarantee that their potential impairment is correctly reflected in the Group's risk management and accounting.
–Monitoring is accompanied by recovery management activities when necessary.

These conceptual phases do not occur sequentially but overlap in time. Additionally, the continuous interaction and coordination between the different local units of the Group is proving to be a fundamental asset in the management of this crisis. The experience obtained in the fight against the health crisis and its financial consequences in our different geographies, and the different speeds at which it has been developing in each of them, allow us to share the best practices identified and to implement in an agile and efficient manner those strategies and concrete actions that have been most successful, always adapted to the local reality of each market.

Measures to support the economy

In accordance with the comments made earlier regarding the relief of our clients' temporary financial difficulties caused by the pandemic, the Group has adopted measures to foster the economic resilience of our clients during the crisis in all regions. The most outstanding of these include the following:

–Providing liquidity and credit facilities to companies facing difficulties.
–Facilitate grace periods or moratoriums in many of their markets.
–Temporary option to increase the limit on credit cards and overdrafts.
–Support vulnerable customers (elderly, SMEs, etc.) by being proactive and trying to cover their needs.
–Temporary reduction or suspension of commissions (when withdrawing money from ATMs, on interest-free online purchases, on bank transfers...).
–Guaranteeing COVID-19 coverage in health insurance.
–Specialized teams to advise clients in financial difficulties.

Regarding specific liquidity measures, shortages or moratoriums, the Group has implemented a series of support programmes in accordance with the guidelines set by regulatory and supervisory authorities, as well as by governments, central banks and supranational entities. The main objective is to mitigate the temporary impact on the activity of our customers, since the absence of appropriate measures and their adequate prudential and accounting treatment could worsen the economic consequences of the crisis, generating procyclical effects that would lengthen its duration and impact.

The different measures offered can be grouped into the following categories:

–Government liquidity measures: Generally speaking, these are lending facilities provided by the bank to legal entities, which have government guarantees on a specific percentage of the exposure generated in the event of default. Examples of this type of measure include ICO (Instituto de Crédito Oficial) loans in Spain or the Paycheck Protection Program (PPP) in the United States.
–Government moratorium measures: In this case, the government authorities define a series of requirements, which, in the event that they are met by the beneficiary, involve the granting of moratoriums by the bank on the payment of capital and/or interest on the various credit operations that customers may have contracted. The specific characteristics of these programs vary depending on how they are defined by the national governments of the countries in which the Group operates. The criteria used to grant these loans also depend on the requirements established by the authorities of each country in accordance with the legislation in force in each case.
–Internal/sectoral moratorium measures: This is, broadly speaking, the granting of moratoriums by the bank on the payment of capital and/or interest on the various credit operations that customers may have contracted. In this case, the specific characteristics of these measures, in terms of terms, amounts, etc., vary according to each geography, product or customer segment in order to adapt them as best as possible to the reality of the local market and its regulation, as well as to the needs of the customer and the product contracted. In many cases, the general conditions of application have been agreed on a sectoral basis, for example through the national banking associations.
–Other internal measures: This category includes all those measures not included in the previous sections.

The Group has helped customers through the various liquidity programmes, government guarantees, moratoriums and others. The details and magnitude of these measures and their main characteristics can be consulted in section "COVID-19 pandemic implications".

Estimation of expected loss

In the context described in the previous sections, many regulators and supervisors have highlighted the uncertainties surrounding the economic impacts of the health crisis. This is also evident in the frequent updates of macroeconomic forecasts, with different perspectives and views on the depth and duration of the crisis. Thus, the guidance (including IASB, ESMA, EBA and ECB) does not set a mechanistic approach to estimating expected credit losses under IFRS 9, in order to prevent this variability in economic conditions from translating into undesired volatility in results, with its potential pro-cyclical effects on the economy.

Thus, the Group analyses losses under IFRS 9 on the basis of three types of elements:

1.Continuous monitoring of customers

Monitoring the credit quality of customers may be more complex in the current circumstances, in the absence of certain contractual payments on transactions subject to a moratorium. To this end, and in addition to the application of internal customer monitoring policies, all available information should be used. The availability of information and its relevance is different in the various portfolios of the different countries in which the Group operates, but it may include, but is not limited to the following:

–The payment of interest in the case of principal-only shortfalls.
–The payment of other operations of the same client in the institution (not subject to moratorium).
–Information on payment of loans in other entities (through credit bureaus).
–Customer financial information: average balances in current accounts, availability/use of limits, etc.
–Available behavioural elements (variables that feed the behavioural scores, etc.)
–Information gathered from customer contacts (surveys, calls, questionnaires, etc.). This may include: customers who have taken up furlough programs, direct government aid, etc.

2. Forward-looking vision

As reflected by the IASB, macroeconomic uncertainty makes the usual application of IFRS9 expected loss calculation models difficult but does not exempt the incorporation of the prospective feature of the standard. To this end, the European Central Bank has recommended the use of a stable, long-term view (long-run) of the macroeconomic forecasts, which takes into account in the assessment the multiple support measures explained above.

Santander Group uses macroeconomic scenarios in its strategic and budgetary processes. For the purposes of estimating provisions under IFRS9, in accordance with the regulatory recommendations, the long-run view consistent with these scenarios was used. This long-run vision is generated through a stable long-term perspective, reflecting the structural impairment caused by the pandemic. For this propuse, the movement when the macro, represented by the GDP, recovers its average trend is analysed for each geography, taking into account seasonal factors applicable to each economy.

3. Additional elements

Additional elements will be required when necessary because they have not been captured under the two previous elements. This includes, among others, the analysis of sectors most affected by the pandemic if their impacts are not sufficiently captured by the macroeconomic scenarios. Also collective analysis techniques, when the potential impairment in a group of clients cannot be identified individually.

With the elements indicated above, the Group evaluates in each of the geographical areas the evolution of the credit quality of its customers, for the purposes of their classification in the Group's financial statements.
In terms of classification, the Group has generally maintained the criteria and thresholds for classification during the pandemic, incorporating the regulatory interpretations of the effect of moratoria on classification (in particular, the European Banking Authority's 'Guidelines on legislative and non-legislative moratoria on loan repayments applied in COVID-19 crisis'). In this way, moratoriums that meet the specifications of these guidelines are not considered as automatic indicators for identifying these contractual changes as forbearances or classifying them in stage 2. However, this does not exempt the rigorous application of IFRS9 in the monitoring of costumer credit quality and, using individual or collective analysis techniques, the timely detection of significant increases in risk in certain transactions or groups of transactions.

Details of the exposure by stage can be found in Note 5 in this interim condensed consolidated financial statement. This note shows the levels of provisions for the first six months, which amount to EUR 7,027 million, including the provisions to cover the impact to date on expected losses resulting from the pandemic.

- Liabilities and commitments for post-employment compensation and other obligations: considering the long-term nature of these commitments, the valuation and main hypothesis-setting criteria are maintained for recording and accounting for post-employment and long-term commitments except for Spain, which has updated its estimates with new mortality tables. On the other hand, eligible assets are quantified at market value and the reference discount rate to determine the value of the obligation continues to be the interest rate of corporate bonds with high credit ratings at the accounting reference date consistent with the duration of the obligations, although the high volatility of the spreads corresponding to said bonds in the last days of the first six months has been taken into account.
- Useful life of tangible and intangible assets: based on the type of Group's assets, there have been no significant changes in the estimates of useful life made at the end of 2019 due to COVID-19.
- Goodwill: The accounting standard (IAS 36) requires that a cash‑generating unit (“CGU”) to which goodwill has been allocated is tested for impairment annually, and whenever there is an indication that the goodwill may be impaired.
The Group’s impairment test in respect of goodwill allocated to each CGU is performed annually. Nevertheless, a review for indicators of impairment is undertaken at each quarter-end. Having considered the reasons explained below, an interim impairment test has been performed at 30 June 2020 for all certain CGUs.
The standard establishes a minimum of indicators in assessing whether there is any indication, so even though there is still high uncertainty about how the crisis is going to impact the economies of some of our subsidiaries, the Group considers the circumstances described below as indications of impairment:
•Current changes in the economic environment where a decrease of the GDP is expected in most countries and its recovery will take 2 or 3 years. The evolution forecasted by the different national and international organisms for 2020 magnitudes such as GDP, unemployment rate, credit portfolios growth, etc. are negative and the recovery of these economies, will be less steep and at a slower pace than its fall.
•The uncertainty in the macroeconomic situation also causes higher expected returns, and market premiums increase significantly. As a result of the higher cost of capital, the discount rates applied to the cash flows are higher (rates reflect the risk associated to the current environment), which result in a lower value in use.
•Additionally, the Group is already observing budget deviations in some of the subsidiaries due to the current macroeconomic outlook, which also negatively affect the future cash flows.
Considering these trigger events, as of 30 June 2020 the Group has performed its impairment test. In relation with goodwill assessment (i.e. a potential reduction in its recoverable value to below its carrying amount), during the first six months of 2020 the Group recognised goodwill impairment losses amounting to EUR 10,100 million under the heading Impairment on non-financial assets, net - Intangible assets of the condensed consolidated income statement (see Note 8.a).
- Provisions and contingent liabilities: the Group's management, after its analysis, has concluded that there have been no significant changes in the estimates made at the end of the 2019 fiscal year in relation to the probability of the obligations that the Group has to meet at 30 June 2020 due to the situation produced to date by COVID-19.
- Market risk: the pressures observed in the financial markets during the first semester of 2020 did not have a significant impact in terms of valuation, impairment or allocation of levels for the Group's portfolios, considering, the typology of the Group's products, the low complexity of the portfolios, the decrease in volatility and credit spreads in the second quarter and the observability of the price sources used.
There is currently no significant reduction in observables price from sources used for the valuation of financial instruments, although there is still some widening of the price ranges and some dispersion among the various contributors. Therefore, it has meant that no significant worsening of the observable conditions has been detected in the inputs used for the valuation of portfolio financial instruments, nor less access to price contributors and real market operations. Consequently, considering the composition of the Group's portfolios, the impact on the fair value hierarchy has been reduced and most markets and terms have maintained their classifications according to our observability and significance criteria. Given the low market complexity as a general rule of our portfolios, and despite certain increases in valuation adjustments to adequately reflect their fair value in a still volatile environment, there have been no significant reclassifications between levels. The Group continues to monitor the evolution of the markets, their liquidity and the observability conditions of the valuation inputs in order to apply the criteria established in the Group for the levelling of assets and liabilities measured at fair value.
The risk levels measured in terms of VaR for all Group's units are at historically low levels. During the first quarter of the year, and despite a general reduction in positions in a context of high volatility, there was a certain one-off increase in VaR as a result of the use of the Weighted VaR methodology, which assigns greater weight to the most recent market scenarios. However, the return to normal market conditions in recent months and the maintenance of reduced positions in most trading portfolios has enabled that at the end of the second quarter risk exposure is at historically low levels of approximately EUR 10 million (VaR 1d 99%).
- Deferred tax assets: the Group has reassessed the ability to generate future taxable income in relation to the recoverability of deferred tax assets recorded in the main Group companies. Management considers that the recovery period of these assets would not be affected and that it is not necessary to make adjustments to the deferred tax assets recognised in the Group on the basis of the results of the analyses performed, except in Spain, where the Group considers that the changes in the key assumptions on which the projected results of its tax group are based, arising from the impact of COVID-19 according to the circumstances described in the previous section related to goodwill, have resulted in the recognition of an impairment of EUR 2,500 million of deferred tax assets under tax income in the income statement, maintaining a maximum 15 year period of recoverability of the deferred tax assets recognised at 30 June 2020.
During the first six months ended 30 June 2020, there have been no additional significant changes in the estimates made at the end of 2019, other than those indicated in this interim financial information.

Contingent assets and liabilities	Contingent assets and liabilitiesNote 2.o to the Group's consolidated annual accounts for the year ended 31 December 2019 includes information on the contingent assets and liabilities at that date. There were no significant changes in the Group’s contingent assets and liabilities from 31 December 2019 to the date of formal preparation of these interim financial statements